                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                     Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

VALUE MUNICIPAL INCOME TRUST
SYMBOL: VKV
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (03/26/93)     6.84%          5.50%

10-year                        7.64           7.22

5-year                         6.42           5.56

1-year                         2.49          -4.52

6-month                        0.83          -6.78
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Value Municipal Income Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Timothy D. Haney, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout most of the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market-price basis, the trust underperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose during the period, the prices of bonds declined. The trust's use of leverage magnified this negative movement, leading to a lower total return at NAV than that of its benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period. That said, the strategy provided a cushion to returns when interest rates soared in the final weeks of the period.

The trust's performance was also modestly hampered by its relatively high-quality bias. During the period, municipal-bond investors responded to the protracted low rate environment by favoring high-yield bonds, which caused the yield spreads between higher- and lower-rated bonds to narrow. (Yield spreads reflect the premium demanded by investors to buy lower-rated bonds.) As a result, lower-quality bonds outperformed. The portfolio had 87 percent exposure to bonds rated AA/Aa or higher at the end of the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       0.83%        -6.78%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

We also adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 15- to 20-year segment of the curve. These securities had the added appeal of premium coupons and 10-year call dates, which offered attractive income coupled with limited interest-rate exposure. Our term-structure strategy also included an attempt to capitalize on a temporary pricing anomaly, which boosted the short-term returns of securities in the ten-year range as they "rolled down" the yield curve at the end of the calendar year.

Our trading activity during the period was below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of bonds that were called away by their issuers during the period. In other cases, we sold bonds that met their performance objectives. We reinvested this cash into securities with more promising total-return characteristics, including a BBB-rated hospital bond and premium high-grade securities in both the 20- and 30-year ranges.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, transportation and health care.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               16.1%         AAA/Aaa                        72.7%
Transportation                15.2          AA/Aa                           14.0
Health Care                   13.4          A/A                              6.9
Public Building               10.0          BBB/Baa                          4.8
Industrial Revenue             9.7          BB/Ba                            0.3
                                            Non-Rated                        1.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  159.4%
          ALABAMA  1.8%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A.................................     5.875%      11/15/24   $   1,047,810
 5,000    Birmingham Baptist Med Ctr AL Spl Care Fac
          Fin Auth Rev (MBIA Insd)..................     5.750       11/15/10       5,477,900
     4    Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svc Co Proj Rfdg (a)
          (b).......................................     6.950       01/01/20              26
                                                                                -------------
                                                                                    6,525,736
                                                                                -------------
          ARIZONA  4.6%
 1,860    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network..............................     5.750       12/01/32       1,800,629
 6,000    Arizona St Trans Brd Hwy Rev Sub Ser A
          Rfdg (Prerefunded @ 07/01/04).............     4.750       07/01/11       6,156,060
 5,250    Arizona Tourism & Sports Auth Tax Rev
          Multipurpose Stad Fac Ser A (MBIA Insd)...     5.375       07/01/23       5,545,207
 2,710    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Ser A Rfdg
          (FSA Insd)................................     7.250       07/15/10       2,849,836
                                                                                -------------
                                                                                   16,351,732
                                                                                -------------
          ARKANSAS  0.3%
 1,930    Arkansas St Cap Apprec College Svg........       *         06/01/16       1,103,420
                                                                                -------------

          CALIFORNIA  21.5%
 6,215    ABC, CA Uni Sch Dist Cap Apprec (FGIC
          Insd).....................................       *         08/01/34       1,141,385
10,000    California Infrastructure & Econ Dev Bk
          Rev Bay Area Toll Brdgs First Lien A
          (AMBAC Insd)..............................     5.000       07/01/33       9,976,400
    43    California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser B (AMT) (GNMA
          Collateralized)...........................     7.750       09/01/26          43,483
10,000    California St (MBIA Insd).................     5.500       03/01/17      10,754,800
 3,000    California St Dept Wtr Res Ser A..........     5.875       05/01/16       3,293,550
 5,000    California St Pub Wks Brd Dept Gen Svc Cap
          East End Ser A (AMBAC Insd)...............     5.125       12/01/21       5,153,850
 6,000    California St Pub Wks Brd Lease Rev Dept
          of Corrections St Prisons Ser A Rfdg
          (AMBAC Insd)..............................     5.250       12/01/13       6,564,600
 2,000    California St Pub Wks Brd Lease Rev Dept
          of Corrections St Prisons Ser A Rfdg
          (AMBAC Insd) (d)..........................     5.000       12/01/19       2,094,140
 5,000    California St Rfdg........................     5.000       02/01/19       5,007,600
 2,000    Florin, CA Res Consv Dist Cap Impt Elk
          Grove Wtr Svc A (MBIA Insd)...............     5.000       09/01/33       1,983,140
30,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Ser A Rfdg............................       *         01/15/22      10,645,800

See Notes to Financial Statements                                              7

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Sr Lien Ser A (Prerefunded @
          01/01/07).................................     6.500%      01/01/32   $   1,112,920
 3,350    Imperial Irr Dist CA Ctf Part Elec Sys
          Proj (FSA Insd)...........................     5.250       11/01/19       3,533,245
 1,175    Kings Cnty, CA Waste Mgmt Auth Solid Waste
          Rev (AMT).................................     7.200       10/01/14       1,217,746
 5,500    Port Oakland, CA Ser L (AMT) (FGIC
          Insd).....................................     5.000       11/01/32       5,367,780
 9,000    Riverside Cnty, CA Asset Leasing Corp
          Leasehold Rev Riverside Cnty Hosp Proj
          (MBIA Insd)...............................       *         06/01/21       3,678,930
 5,700    Sacramento, CA City Fin Auth Rev Comb Proj
          B (MBIA Insd).............................       *         11/01/15       3,297,507
10,225    Santa Ana, CA Unified Sch Dist Ctf Part
          Cap Apprec Fin Proj (FSA Insd)............       *         04/01/32       2,130,788
                                                                                -------------
                                                                                   76,997,664
                                                                                -------------
          COLORADO  7.2%
 4,340    Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
          A (FSA Insd)..............................     5.250       12/01/18       4,662,722
 4,290    Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
          C (MBIA Insd).............................     5.750       12/01/08       4,742,938
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @
          08/31/05).................................     6.950       08/31/20       1,101,510
 3,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @
          08/31/05).................................     7.000       08/31/26       3,306,510
 9,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser C (Prerefunded @
          08/31/05).................................       *         08/31/26       1,839,510
 2,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A.........................     5.500       03/01/32       2,051,640
 6,495    Colorado Springs, CO Utils Rev (Escrowed
          to Maturity)..............................     6.600       11/15/18       7,964,039
                                                                                -------------
                                                                                   25,668,869
                                                                                -------------
          CONNECTICUT  2.2%
 2,500    Connecticut St Hlth & Ed Fac Auth Rev
          Nursing Home Pgm AHF/Hartford (Prerefunded
          @ 11/01/04)...............................     7.125       11/01/14       2,623,775
 5,000    Connecticut St Ser C (FGIC Insd)..........     5.000       04/01/22       5,155,650
                                                                                -------------
                                                                                    7,779,425
                                                                                -------------
          DISTRICT OF COLUMBIA  1.4%
 5,000    Metropolitan WA DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd).........................     5.250       10/01/32       5,013,250
                                                                                -------------

 8                                             See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          FLORIDA  8.7%
$1,985    Bay Cnty, FL Sch Brd Ctf Part (Prerefunded
          @ 07/01/04) (AMBAC Insd)..................     6.750%      07/01/12   $   2,043,319
 2,500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
          Insd).....................................     5.250       10/01/21       2,630,275
 5,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd).....................................     5.950       07/01/20       5,223,200
   530    Florida Hsg Fin Agy Single Family Mtg Ser
          A Rfdg (AMT) (GNMA Collateralized)........     6.650       01/01/24         545,084
 3,980    Jacksonville, FL Port Auth (AMT) (MBIA
          Insd).....................................     5.700       11/01/30       4,102,783
 2,780    Jacksonville, FL Port Auth (Prerefunded @
          11/01/10) (AMT) (MBIA Insd)...............     5.700       11/01/30       3,115,463
11,500    Miami-Dade Cnty, FL Aviation Rev Miami
          Intl Arpt (AMT) (FGIC Insd)...............     5.375       10/01/32      11,728,735
 1,560    Pinellas Cnty, FL Hsg Fin Auth Single
          Family Mtg Rev Multi Cnty Pgm Ser A (AMT)
          (GNMA Collateralized).....................     6.700       02/01/28       1,596,098
                                                                                -------------
                                                                                   30,984,957
                                                                                -------------
          GEORGIA  4.5%
 5,000    Georgia Muni Elec Auth Pwr Rev Ser B
          (Escrowed to Maturity) (FGIC Insd)........     5.700       01/01/19       5,657,300
 2,700    Marietta, GA Dev Auth Rev First Mtg Life
          College Ser B (FSA Insd)..................     5.375       09/01/09       2,870,910
 2,205    Municipal Elec Auth GA Comb Cycle Proj Ser
          A (MBIA Insd).............................     5.000       11/01/20       2,266,299
 5,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)....................     5.250       11/01/20       5,260,700
                                                                                -------------
                                                                                   16,055,209
                                                                                -------------
          HAWAII  3.1%
10,430    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Inc Ser A (AMT) (MBIA
          Insd).....................................     5.650       10/01/27      10,971,526
                                                                                -------------

          ILLINOIS  7.9%
 7,500    Chicago, IL Brd Ed Cap Apprec Sch Reform
          B-1 (FGIC Insd)...........................       *         12/01/29       1,773,825
 3,500    Chicago, IL Cap Apprec (Prerefunded @
          07/01/05) (AMBAC Insd)....................       *         01/01/17       1,655,465
10,000    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd).....................................       *         01/01/29       2,522,400
 6,000    Chicago, IL Lakefront Millenium Pkg Fac
          (MBIA Insd) (c)...........................    0/5.750      01/01/29       5,626,860
 3,180    Illinois Hlth Fac Auth Rev Children's Mem
          Hosp (MBIA Insd)..........................     6.250       08/15/13       3,680,977

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,485    Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser A Rfdg (Escrowed to Maturity)
          (FSA Insd)................................     6.750%      04/15/17   $   1,780,797
   825    Illinois Hlth Fac Auth Rev Evangelical
          Hosp Ser C (FSA Insd).....................     6.750       04/15/17         989,332
 1,000    Illinois Hlth Fac Auth Rev Highland Park
          Hosp Proj Ser A (Prerefunded @ 10/01/07)
          (MBIA Insd)...............................     5.750       10/01/17       1,128,640
 2,070    Northern IL Univ Ctf Part Hoffman Estates
          Ctr Proj (FSA Insd).......................     5.400       09/01/16       2,260,150
 5,000    Regional Trans Auth IL Ser A (AMBAC
          Insd).....................................     8.000       06/01/17       6,707,400
                                                                                -------------
                                                                                   28,125,846
                                                                                -------------
          KANSAS  2.1%
 3,430    Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd)..............................     5.250       10/01/20       3,595,017
 3,615    Kansas St Dev Fin Auth Rev KS Proj Ser N
          (AMBAC Insd)..............................     5.250       10/01/21       3,773,518
                                                                                -------------
                                                                                    7,368,535
                                                                                -------------
          KENTUCKY  0.2%
   500    Mount Sterling, KY Lease Rev KY League
          Cities Fdg Ser B..........................     6.100       03/01/18         573,390
                                                                                -------------

          LOUISIANA  4.0%
 8,065    Louisiana St Office Fac Corp LA St Cap
          Complex Pgm (MBIA Insd)...................     5.000       11/01/20       8,276,706
 6,000    Saint Charles Parish, LA Solid Waste Disp
          Rev LA Pwr & Lt Co Proj (AMT) (FSA Insd)
          (d).......................................     7.050       04/01/22       6,024,600
                                                                                -------------
                                                                                   14,301,306
                                                                                -------------
          MARYLAND  3.0%
 5,000    Maryland St Econ Dev Corp MD Aviation
          Admin Fac (AMT) (FSA Insd)................     5.375       06/01/20       5,218,450
 1,500    Maryland St Medstar Hlth & Higher Hlth
          Rfdg......................................     5.500       08/15/33       1,452,195
 4,000    Maryland St Trans Auth Arpt Baltimore/WA
          Intl Arpt B (AMT) (AMBAC Insd)............     5.125       03/01/24       4,042,840
                                                                                -------------
                                                                                   10,713,485
                                                                                -------------
          MASSACHUSETTS  1.1%
 1,750    Massachusetts St Hlth & Ed Fac Auth Rev
          Hlthcare Sys Covenant Hlth................     6.000       07/01/31       1,831,182
 1,000    Massachusetts St Indl Fin Agy Wtr
          Treatment American Hingham (AMT)..........     6.900       12/01/29       1,059,210
 1,000    Massachusetts St Indl Fin Agy Wtr
          Treatment American Hingham (AMT)..........     6.950       12/01/35       1,058,380
                                                                                -------------
                                                                                    3,948,772
                                                                                -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          MICHIGAN  4.1%
$5,000    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Dev Area No. 1 Proj Ser C1
          (Prerefunded @ 07/01/06)..................     6.250%      07/01/25   $   5,559,950
 3,185    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
          A (MBIA Insd).............................     5.250       07/01/20       3,356,544
 2,535    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg (AMT)..............     5.650       09/01/29       2,562,505
 3,090    Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
          Insd).....................................     5.500       11/01/15       3,378,019
                                                                                -------------
                                                                                   14,857,018
                                                                                -------------
          MISSISSIPPI  0.6%
 2,000    Mississippi Bus Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj...............     5.875       04/01/22       2,009,980
                                                                                -------------

          MISSOURI  1.9%
 2,195    Missouri St Hlth & Ed Fac Rev Univ MO
          Columbia Arena Proj.......................     5.000       11/01/16       2,296,936
 5,000    Platte Cnty, MO Indl Dev Auth Trans Rev...     4.500       12/01/24       4,677,650
                                                                                -------------
                                                                                    6,974,586
                                                                                -------------
          NEVADA  1.8%
 6,000    Clark Cnty, NV Arpt Rev Sub Lien Ser B
          (FGIC Insd)...............................     5.250       07/01/34       6,074,580
   520    Nevada Hsg Div Single Family Pgm Mezz B
          (FHA/VA Gtd) (AMT)........................     6.550       10/01/12         528,190
                                                                                -------------
                                                                                    6,602,770
                                                                                -------------
          NEW JERSEY  7.7%
 1,000    New Jersey Econ Dev Auth Econ Dev Rev
          Manahawkin Convalescent Ser A Rfdg (FHA
          Gtd)......................................     6.650       02/01/23       1,025,520
 4,350    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          Amern Wtr Co Inc Ser A (AMT) (FGIC
          Insd).....................................     5.250       07/01/38       4,389,585
 1,695    New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr Passaic (Escrowed to Maturity)
          (FSA Insd)................................     6.000       07/01/06       1,809,463
 2,500    New Jersey Hlthcare Fac Fin Auth Rev Gen
          Hosp Ctr Passaic (Escrowed to Maturity)
          (FSA Insd)................................     6.750       07/01/19       3,091,150
10,000    New Jersey St Ed Fac Auth Higher Ed Cap
          Impt Ser A (AMBAC Insd)...................     5.250       09/01/20      10,555,000
 6,750    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
          Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
          (AMT) (MBIA Insd).........................     5.450       02/01/32       6,811,762
                                                                                -------------
                                                                                   27,682,480
                                                                                -------------

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          NEW YORK  20.8%
$7,000    Metropolitan Trans Auth NY Ser A Rfdg
          (FGIC Insd)...............................     5.250%      11/15/31   $   7,171,640
 7,270    New York City Ser A.......................     7.000       08/01/04       7,373,089
 5,000    New York City Ser C.......................     5.500       08/01/13       5,419,050
 2,415    New York City Ser G.......................     5.750       02/01/14       2,577,868
 2,585    New York City Ser G (Prerefunded @
          02/01/06).................................     5.750       02/01/14       2,797,332
 6,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (c)............  5.500/14.000   11/01/26       6,631,440
 8,240    New York City Transitional Future Tax Secd
          Ser C Rfdg (AMBAC Insd)...................     5.250       08/01/18       8,775,518
 5,000    New York St Dorm Auth Lease Rev Ser B
          (XLCA Insd)...............................     4.000       07/01/30       4,926,200
 7,575    New York St Dorm Auth Rev City Univ Sys
          Con Ser A.................................     5.625       07/01/16       8,445,443
 2,000    New York St Dorm Auth Rev City Univ Third
          Gen Res Ser 2 (Prerefunded @ 07/01/04)
          (MBIA Insd)...............................     6.250       07/01/19       2,017,160
 3,845    New York St Dorm Auth Rev Secd Hosp Gen
          Hosp Rfdg.................................     5.750       02/15/20       4,171,633
 5,885    New York St Energy Resh & Dev Auth Fac Rev
          (AMT).....................................     7.125       12/01/29       6,164,832
 2,310    New York St Med Care Fac Fin Agy Rev Saint
          Peter's Hosp Proj Ser A (AMBAC Insd)......     5.375       11/01/13       2,362,922
 5,000    New York St Urban Dev Corp Rev St Fac
          Rfdg......................................     5.700       04/01/20       5,594,700
                                                                                -------------
                                                                                   74,428,827
                                                                                -------------
          OHIO  4.9%
 1,150    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................     7.500       01/01/30       1,266,610
 2,000    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Dale Bridge Apt (AMT) (GNMA
          Collateralized)...........................     6.600       10/20/30       2,070,120
 3,540    Franklin Cnty, OH Hosp Rev & Impt Doctor's
          Hosp Proj Rfdg (Escrowed to Maturity).....     5.875       12/01/23       3,598,622
 1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth
          Oblig Group Ser A.........................     6.000       11/15/32       1,562,520
 5,130    Muskingum Cnty, OH Hosp Fac Rev Bethesda
          Care Sys Impt Rfdg (Connie Lee Insd)......     6.250       12/01/10       5,702,611
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          OH Edison Co Proj Rfdg....................     5.950       05/15/29       1,970,760
 1,390    Toledo-Lucas Cnty, OH Port Auth Dev Rev
          Northwest OH Bd Fd Ser C (AMT)............     6.600       11/15/15       1,397,145
                                                                                -------------
                                                                                   17,568,388
                                                                                -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          OKLAHOMA  0.5%
$1,500    Jenks, OK Aquarium Auth Rev First Mtg
          (Prerefunded 07/01/10) (MBIA Insd)........     6.100%      07/01/30   $   1,746,255
                                                                                -------------

          OREGON  3.7%
 5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd).....................................     5.250       07/01/22       5,217,150
 2,745    Oregon St Dept Admin Ser A (Prerefunded @
          11/01/05) (MBIA Insd).....................     5.250       11/01/10       2,920,707
 5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd).....................................     5.250       11/01/18       5,288,250
                                                                                -------------
                                                                                   13,426,107
                                                                                -------------
          PENNSYLVANIA  2.2%
 5,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (FSA Insd)................................     5.000       12/01/33       5,311,200
 1,370    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Cmnty College Ser B Rfdg (MBIA
          Insd).....................................     6.500       05/01/08       1,560,567
   905    Ridley Park, PA Hosp Auth Rev Taylor Hosp
          Ser A (Escrowed to Maturity)..............     6.000       12/01/05         944,757
                                                                                -------------
                                                                                    7,816,524
                                                                                -------------
          RHODE ISLAND  1.2%
 3,000    Rhode Island St Cons Cap Dev Ln Ser A
          (Prerefunded @ 08/01/04)..................     5.000       08/01/12       3,058,830
 1,050    Rhode Island St Hlth & Ed Bldg Corp Rev
          Higher Ed Fac Roger Williams (Prerefunded
          @ 11/15/04) (Connie Lee Insd).............     7.200       11/15/14       1,104,768
                                                                                -------------
                                                                                    4,163,598
                                                                                -------------
          SOUTH CAROLINA  2.2%
 1,015    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
          (FSA Insd)................................     5.000       01/01/11       1,100,696
 6,500    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser A (AMBAC Insd).....     5.200       11/01/27       6,641,960
                                                                                -------------
                                                                                    7,742,656
                                                                                -------------
          TENNESSEE  1.9%
12,650    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev Cap Apprec First Mtg Ser A Rfdg (MBIA
          Insd).....................................       *         07/01/26       3,615,370
 2,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd).....................................     7.500       07/01/25       3,083,275
                                                                                -------------
                                                                                    6,698,645
                                                                                -------------
          TEXAS  16.0%
 2,000    Brazos River Auth TX Pollutn Ctl Rev Adj
          TXU Elec Co Proj Ser C Rfdg (AMT).........     5.750       05/01/36       2,114,660
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt
          Jt Ser A Rfdg (AMT) (FGIC Insd)...........     5.500       11/01/31       5,121,800

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$2,345    Denton Cnty, TX Perm Impt.................     5.500%      07/15/19   $   2,531,193
10,000    Harris Cnty, TX Flood Ctl Dist Contract B
          Rfdg......................................     5.000       10/01/21      10,237,300
 2,250    Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
          Hermann Hosp Proj (Prerefunded @ 10/01/04)
          (MBIA Insd)...............................     6.375       10/01/24       2,319,795
 1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
          Hlthcare Ser A............................     6.375       06/01/29       1,123,820
 5,000    Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
          Insd).....................................     5.125       08/15/32       5,038,900
 4,655    Houston, TX Arpt Sys Rev Sub Lien (FSA
          Insd).....................................     5.500       07/01/15       5,070,878
 3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)..........................     5.625       07/01/30       3,067,260
 5,000    Matagorda Cnty, TX Navig Dist No 1 Rev
          Houston Lt Rfdg (AMT) (AMBAC Insd)........     5.125       11/01/28       4,980,650
 2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................     7.250       01/01/31       1,887,220
 4,475    North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A...................     5.125       05/15/29       4,394,405
 5,000    San Antonio, TX Elec & Gas Sys Rfdg.......     5.375       02/01/16       5,378,850
 3,960    Stafford, TX Econ Dev Corp (FGIC Insd)....     5.500       09/01/30       4,201,679
                                                                                -------------
                                                                                   57,468,410
                                                                                -------------
          UTAH  0.7%
 4,950    Intermountain Pwr Agy UT Pwr Supply Rev
          Ser A Rfdg (Escrowed to Maturity) (FGIC
          Insd).....................................       *         07/01/17       2,585,830
                                                                                -------------

          WASHINGTON  8.1%
 5,000    Clark Cnty, WA Sch Dist 114 (FSA Insd)....     5.250       06/01/19       5,290,350
 3,630    King City, WA Ser B (Prerefunded @
          12/01/07).................................     5.900       12/01/14       4,132,646
 1,370    King Cnty, WA Ser B (Prerefunded @
          12/01/07).................................     5.900       12/01/14       1,559,704
 2,245    King Cnty, WA Ser B (Prerefunded @
          12/01/07).................................     6.625       12/01/15       2,611,496
 4,000    Washington St Pub Pwr Supply Ser A Rfdg
          (FGIC Insd)...............................     7.000       07/01/08       4,648,880
10,000    Washington St Pub Pwr Supply Ser A Rfdg
          (AMBAC Insd)..............................     5.700       07/01/09      10,925,600
                                                                                -------------
                                                                                   29,168,676
                                                                                -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
          WEST VIRGINIA  2.6%
$5,920    Harrison Cnty, WV Cnty Cmnty Solid Waste
          Disp Rev West PA Pwr Co Ser C (AMT) (AMBAC
          Insd).....................................     6.750%      08/01/24   $   6,106,954
 3,000    West Virginia St Wtr Dev Auth Wtr Dev Rev
          Ln Pgm II Ser A (Prerefunded @ 11/01/04)
          (FSA Insd)................................     6.750       11/01/33       3,143,010
                                                                                -------------
                                                                                    9,249,964
                                                                                -------------
          WISCONSIN  1.3%
 2,000    Wisconsin St Hlth & Ed Fac Children's Hosp
          (Prerefunded @ 08/15/04) (FGIC Insd)......     5.000       08/15/10       2,045,000
 2,675    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
          Inc Proj..................................     6.250       11/15/28       2,774,537
                                                                                -------------
                                                                                    4,819,537
                                                                                -------------
          PUERTO RICO  3.6%
 7,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy
          Rev Ser Y Rfdg (FSA Insd) (d).............     6.250       07/01/21       8,439,620
 4,000    Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
          Hlth Fac Ser M Rfdg (MBIA Insd)...........     5.600       07/01/08       4,466,920
                                                                                -------------
                                                                                   12,906,540
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  159.4%
  (Cost $543,383,114)........................................................     570,399,913
SHORT-TERM INVESTMENTS  1.6%
  (Cost $5,800,000)..........................................................       5,800,000
                                                                                -------------

TOTAL INVESTMENTS  161.0%
  (Cost $549,183,114)........................................................     576,199,913
OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%..................................       6,781,863
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (62.9%)..................    (225,071,403)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 357,910,373
                                                                                =============

*   Zero coupon bond

(a) Non-income producing security.

(b) Issuer has filed for protection in federal bankruptcy court.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $549,183,114).......................  $576,199,913
Cash........................................................       378,687
Receivables:
  Interest..................................................     8,889,474
  Investments Sold..........................................     3,718,199
Other.......................................................         2,881
                                                              ------------
    Total Assets............................................   589,189,154
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,145,450
  Investment Advisory Fee...................................       289,462
  Variation Margin on Futures...............................       248,578
  Income Distributions--Common Shares.......................        73,335
  Administrative Fee........................................        24,122
  Other Affiliates..........................................        23,773
Trustees' Deferred Compensation and Retirement Plans........       277,351
Accrued Expenses............................................       125,307
                                                              ------------
    Total Liabilities.......................................     6,207,378
Preferred Shares (including accrued distributions)..........   225,071,403
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $357,910,373
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($357,910,373 divided by
  23,555,115 shares outstanding)............................  $      15.19
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 23,555,115 shares issued and
  outstanding)..............................................  $    235,551
Paid in Surplus.............................................   331,229,454
Net Unrealized Appreciation.................................    29,196,395
Accumulated Undistributed Net Investment Income.............     2,367,541
Accumulated Net Realized Loss...............................    (5,118,568)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $357,910,373
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 9,000 issued with liquidation preference of
  $25,000 per share)........................................  $225,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $582,910,373
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $14,898,646
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,780,478
Preferred Share Maintenance.................................      313,641
Administrative Fee..........................................      148,374
Trustees' Fees and Related Expenses.........................       70,113
Legal.......................................................       29,180
Custody.....................................................       18,416
Other.......................................................      135,255
                                                              -----------
    Total Expenses..........................................    2,495,457
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,403,189
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   610,369
  Futures...................................................   (5,503,033)
                                                              -----------
Net Realized Loss...........................................   (4,892,664)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   32,736,810
                                                              -----------
  End of the Period:
    Investments.............................................   27,016,799
    Futures.................................................    2,179,596
                                                              -----------
                                                               29,196,395
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,540,415)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(8,433,079)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,079,254)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,890,856
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 12,403,189        $ 25,830,017
Net Realized Gain/Loss..................................      (4,892,664)          4,872,068
Net Unrealized Depreciation During the Period...........      (3,540,415)         (5,757,330)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,079,254)         (2,292,954)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,890,856          22,651,801
Distributions to Common Shareholders:
  Net Investment Income.................................     (11,859,592)        (23,883,918)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (8,968,736)         (1,232,117)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     366,879,109         368,111,226
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,367,541 and $2,903,198,
  respectively).........................................    $357,910,373        $366,879,109
                                                            ============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     -------------------
                                                               2004        2003      2002 (a)
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 15.58      $ 15.63    $ 15.68
                                                             -------      -------    -------
  Net Investment Income....................................      .53         1.10       1.11
  Net Realized and Unrealized Gain/Loss....................     (.37)        (.04)      (.06)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................     (.05)        (.10)      (.13)
    Net Realized Gain......................................      -0-          -0-        -0-
                                                             -------      -------    -------
Total from Investment Operations...........................      .11          .96        .92
Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.50)       (1.01)      (.97)
    Net Realized Gain......................................      -0-          -0-        -0-
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 15.19      $ 15.58    $ 15.63
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 13.25      $ 14.70    $ 14.37
Total Return (b)...........................................   -6.78%*       9.61%     11.50%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 357.9      $ 366.9    $ 368.1
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.35%        1.33%      1.46%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.71%        6.99%      7.22%
Portfolio Turnover.........................................       7%*         30%        38%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)...............................................     .84%         .83%       .90%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    6.13%        6.37%      6.36%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    9,000        9,000      9,000
Asset Coverage Per Preferred Share (e).....................  $64,796      $65,769    $65,910
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------
      2001      2000       1999       1998       1997       1996       1995       1994
----------------------------------------------------------------------------------------
     $ 14.38   $ 13.80   $  15.64   $  15.14   $  14.50   $  14.37   $  12.90   $  16.43
     -------   -------   --------   --------   --------   --------   --------   --------
        1.13      1.15       1.14       1.14       1.16       1.17       1.18       1.18
        1.25       .63      (1.86)       .51        .63        .13       1.57      (3.34)
        (.31)     (.39)      (.31)      (.34)      (.34)      (.34)      (.38)      (.24)
         -0-       -0-        -0-        -0-        -0-        -0-        -0-       (.04)
     -------   -------   --------   --------   --------   --------   --------   --------
        2.07      1.39      (1.03)      1.31       1.45        .96       2.37      (2.44)
        (.77)     (.81)      (.81)      (.81)      (.81)      (.83)      (.90)      (.91)
         -0-       -0-        -0-        -0-        -0-        -0-        -0-       (.18)
     -------   -------   --------   --------   --------   --------   --------   --------
     $ 15.68   $ 14.38   $  13.80   $  15.64   $  15.14   $  14.50   $  14.37   $  12.90
     =======   =======   ========   ========   ========   ========   ========   ========

     $ 13.78   $ 12.25   $12.0625   $  14.75   $13.5625   $ 12.375   $  12.75   $  10.75
      19.22%     8.56%    -13.29%     15.10%     16.61%      3.70%     27.67%    -23.52%
     $ 369.3   $ 338.7   $  325.1   $  368.5   $  356.6   $  341.5   $  338.4   $  303.9
       1.63%     1.77%      1.67%      1.67%      1.70%      1.77%      1.80%      1.70%
       7.49%     8.36%      7.56%      7.41%      7.93%      8.15%      8.67%      8.01%
         30%       25%        35%        24%        32%        42%        50%        79%

       1.00%     1.05%      1.02%      1.03%      1.03%      1.06%      1.06%      1.03%
       5.44%     5.55%      5.50%      5.21%      5.61%      5.78%      5.90%      6.39%

       9,000     9,000      9,000      4,500      4,500      4,500      4,500      4,500
     $66,028   $62,631   $ 61,123   $131,890   $129,243   $125,881   $125,198   $117,532
     $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             21

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on March 26, 1993. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp., merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, there were no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the Trust had an accumulated capital loss carryforward for tax purposes of $2,658,821, which will expire

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

between October 31, 2004 and October 31, 2007. Of this amount, $412,304 will expire on October 31, 2004.

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $548,499,629
                                                                ============
Gross tax unrealized appreciation...........................    $ 29,082,325
Gross tax unrealized depreciation...........................      (1,382,041)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 27,700,284
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                                  2003
Distributions paid from:
  Ordinary income...........................................    $128,418
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $128,418
                                                                ========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $185,504

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $18,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $26,800 representing Van Kampen's cost of providing accounting and legal

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $57,534,701 and $39,496,100, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................      1,006
Futures Opened..............................................      2,244
Futures Closed..............................................     (2,145)
                                                                 ------
Outstanding at April 30, 2004...............................      1,105
                                                                 ======

    The futures contracts outstanding as of April 30, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2004 (Current
  Notional Value of $110,500 per contract)..................      193       $  487,713
U.S. Treasury Notes 5-Year Futures June 2004 (Current
  Notional Value of $109,938 per contract)..................      912        1,691,883
                                                                -----       ----------
                                                                1,105       $2,179,596
                                                                =====       ==========

5. PREFERRED SHARES

The Trust has outstanding 9,000 Auction Preferred Shares ("APS") in five series. Series A, B, C and D each contain 2,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A and E is seven days. The dividend period for Series B, C and D is 28 days. The average rate in effect on April 30, 2004 was 1.015%. During the six months ended April 30, 2004, the rates ranged from 0.450% to 1.600%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value
 26

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 28

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VKV SAR 6/04 RN04-00759P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Value Municipal Income Trust

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
   ---------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004